CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
NOTE 2
9
- CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Under the PRC laws and regulations, the Company’s PRC subsidiaries’ ability to transfer net assets in the form of dividend payments, loans, or advances are restricted. The amount restricted was RMB524,181 (equivalent to $70,511) and RMB607,041 (equivalent to $83,326) as of June 30, 2021, and 2022, respectively.
The following represents condensed unconsolidated financial information of the parent company only:
CONDENSED BALANCE SHEETS

	June 30,
	2021	2022
ASSETS
Current assets:
Cash and cash equivalents	$7,824	$7,500
Amounts due from subsidiaries	53,503	53,503
Prepaid expenses	166	202

Total current assets	61,493	61,205
Investment in subsidiaries	1,221,755	1,276,497

Total assets	$1,283,248	$1,337,702

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities	5,143	98
Amounts due to subsidiaries	140,415	172,317

Total liabilities	145,558	172,415

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,367,337 shares issued and 61,962,449 shares issued and outstanding as of June 30, 2021 and 2022, respectively	61	62
Additional paid-in capital	233,768	243,476
Retained earnings	871,047	934,404
Accumulated other comprehensive income (loss)	32,814	(12,655)

Total equity	1,137,690	1,165,287

Total liabilities and equity	$1,283,248	$1,337,702

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2020	2021	2022
General and administrative expenses	$1,344	$21,090	$17,223

Loss from operations	(1,344)	(21,090)	(17,223)
Interest income	309	117	—
Interest expenses	(90)	—	—
Foreign exchange (losses) gains	(1,043)	1,532	197
Share of net income of subsidiaries	$81,564	$109,150	$100,208

Income before income taxes	79,396	89,709	83,182
Income tax expenses	—	—	—

Net income	79,396	89,709	83,182
Other comprehensive income, net of tax of nil
Translation adjustment	(27,996)	96,331	(45,469)

Comprehensive income	$51,400	$186,040	$37,713

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2020	2021	2022
Cash flows from operating activities:
Net income	$79,396	$89,709	$83,182
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(81,564)	(109,150)	(100,208)
Share-based compensation expenses	410	9,724	9,709
Accretion of convertible bond	57	—	—
Change in operating assets and liabilities	(142)	5,065	26,820

Net cash (used in) provided by operating activities	$(1,843)	$(4,652)	$19,503
Cash flows from investing activities:
Loans to subsidiaries	(19,775)	—	—
Maturity of short-term investments	—	11,318	—

Net cash (used in) provided by investing activities	$(19,775)	$11,318	$—
Cash flows from financing activities:
Repayment of convertible bond	(20,753)	—	—
Proceeds of loans from subsidiaries	20,000	—	—
Payment of dividends	(12,713)	(12,107)	(19,827)

Net cash used in financing activities	$(13,466)	$(12,107)	$(19,827)

Net decrease in cash and cash equivalents	$(35,084)	$(5,441)	$(324)

Cash and cash equivalents, beginning of period	48,349	13,265	7,824

Cash and cash equivalents, end of period	$13,265	$7,824	$7,500

Basis of presentation
For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323,
Investments—Equity Method and Joint Ventures
(“ASC 323”). Such investment is presented on the condensed balance sheets as Investment in subsidiaries and the subsidiaries’ profit as Share of net income of subsidiaries on the condensed statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.
Commitments
The Company does not have significant commitments or long-term obligations as of the period end other than those presented.